Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2011
VIRTUS ALPHASECTOR ROTATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001005020s_SupplementTextBlock

Virtus AlphaSector RotationSM Fund,

a series of Virtus Opportunities Trust

Supplement dated May 13, 2011 to the Prospectuses

dated January 31, 2011, as supplemented

IMPORTANT NOTICE TO INVESTORS

The performance information appearing in the fund's current summary prospectus and statutory prospectus is hereby supplemented with the information shown below. On September 29, 2009, F-Squared Investments, Inc., became the fund's subadviser and changed the fund's principal strategies to those currently described in the fund's prospectuses. The performance information in the bar chart and table below show performance only since F-Squared began as subadviser to the fund.

The following disclosure is hereby inserted following the performance bar chart and table currently appearing on page 6 of the fund's prospectus:

Supplemental Performance Information

On September 29, 2009, F-Squared Investments, Inc. became the fund's subadviser and the fund's principal strategies were changed to those described in the fund's prospectus. The bar chart and table below show performance only since F-Squared began as subadviser to the fund.

Calendar year total returns for Class A Shares

Returns do not reflect sales charges and would be lower if they did.

[CHART] 2010 ---- 13.85%

Best Quarter: 2Q/2010: 13.11%	Worst Quarter: 3Q/2010: -12.53%	Year to Date (3/31/11): 5.60%

Average Annual Total Returns (for the periods ended 12/31/10)

Returns reflect the deduction of maximum sales charges and full redemption at end of periods shown.

	1 year	Since 9/29/2009*
Class A
Return Before Taxes	7.30%	9.86%
Return After Taxes on Distributions	7.09%	9.65%
Return After Taxes on Distributions and Sale of Fund Shares	5.00%	8.38%
Class C
Return Before Taxes	12.90%	14.31%
Class I
Return Before Taxes	14.11%	18.69%
S&P 500 Index (reflects no deduction of fees, expenses or taxes)	15.06%	16.88%

*	F-Squared began managing the fund on September 29, 2009.

Investors should retain this supplement with the Prospectus for future reference.